Commodities Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
MUTUAL FUNDS† - 35.5%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	81,258	$815,018
Guggenheim Strategy Fund II1	32,137	798,934
Total Mutual Funds
(Cost $1,609,630)		1,613,952

	Face Amount
U.S. TREASURY BILLS†† - 3.2%
U.S. Treasury Bills
4.08% due 04/08/25[2,3]	$147,000	146,879
Total U.S. Treasury Bills
(Cost $146,879)		146,879

REPURCHASE AGREEMENTS††,4 - 55.7%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25	1,435,416	1,435,416
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25	1,100,085	1,100,085
Total Repurchase Agreements
(Cost $2,535,501)		2,535,501
Total Investments - 94.4%
(Cost $4,292,010)		$4,296,332
Other Assets & Liabilities, net - 5.6%		256,100
Total Net Assets - 100.0%		$4,552,432

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Commodity Futures Contracts Purchased†
S&P Goldman Sachs Commodity Index Futures Contracts	32	Apr 2025	$4,549,200	$135,138

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	Affiliated issuer.
2	All or a portion of this security is pledged as futures collateral at March 31, 2025.
3	Rate indicated is the effective yield at the time of purchase.
4	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2025 (See Note 3 in the Notes to Consolidated Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$1,613,952	$—	$—	$1,613,952
U.S. Treasury Bills	—	146,879	—	146,879
Repurchase Agreements	—	2,535,501	—	2,535,501
Commodity Futures Contracts**	135,138	—	—	135,138
Total Assets	$1,749,090	$2,682,380	$—	$4,431,470

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Commodities Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended March 31, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/25	Shares 03/31/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$798,613	$–	$–	$–	$321	$798,934	32,137	$10,643
Guggenheim Ultra Short Duration Fund — Institutional Class	813,393	–	–	–	1,625	815,018	81,258	9,051
	$1,612,006	$–	$–	$–	$1,946	$1,613,952		$19,694

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
MUTUAL FUNDS† - 41.1%
Guggenheim Strategy Fund III[1]	193,266	$4,818,111
Guggenheim Strategy Fund II1	126,104	3,134,947
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	253,625	2,543,862
Total Mutual Funds
(Cost $10,451,739)		10,496,920

	Face Amount
U.S. TREASURY BILLS†† - 8.9%
U.S. Treasury Bills
4.08% due 04/08/25[2,3]	$2,292,000	2,290,108
Total U.S. Treasury Bills
(Cost $2,290,116)		2,290,108

REPURCHASE AGREEMENTS††,4 - 44.2%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25	6,391,211	6,391,211
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25	4,898,146	4,898,146
Total Repurchase Agreements
(Cost $11,289,357)		11,289,357
Total Investments - 94.2%
(Cost $24,031,212)		$24,076,385
Other Assets & Liabilities, net - 5.8%		1,482,278
Total Net Assets - 100.0%		$25,558,663

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Commodity Futures Contracts Purchased†
Gold 100 oz. Futures Contracts	10	Jun 2025	$3,157,100	$172,839
Soybean Oil Futures Contracts	44	May 2025	1,184,304	68,366
Cattle Feeder Futures Contracts	15	May 2025	2,136,000	68,249
Cotton #2 Futures Contracts	42	May 2025	1,404,270	31,262
Low Sulphur Gas Oil Futures Contracts	7	May 2025	478,275	19,752
Silver Futures Contracts	2	May 2025	347,700	18,394
WTI Crude Futures Contracts	4	Apr 2025	285,800	10,352
Brent Crude Futures Contracts	4	Apr 2025	298,720	8,366
Gasoline RBOB Futures Contracts	4	Apr 2025	384,720	5,956
NY Harbor ULSD Futures Contracts	2	Apr 2025	191,453	4,231
LME Zinc Futures Contracts	7	May 2025	498,533	(1,598)
Copper Futures Contracts	4	May 2025	505,000	(3,550)
Live Cattle Futures Contracts	13	Jun 2025	1,059,760	(6,976)
Soybean Meal Futures Contracts	42	May 2025	1,229,760	(10,051)
LME Primary Aluminum Futures Contracts	7	May 2025	442,656	(23,025)
Cocoa Futures Contracts	7	May 2025	557,900	(25,042)
LME Nickel Futures Contracts	15	May 2025	1,423,819	(37,600)
Sugar #11 Futures Contracts	78	Apr 2025	1,645,862	(54,849)
Coffee ‘C’ Futures Contracts	20	May 2025	2,840,250	(112,127)
			$20,071,882	$132,949

Interest Rate Futures Contracts Purchased†
Australian Government 3 Year Bond Futures Contracts	93	Jun 2025	$6,188,569	$12,496
Euro - Schatz Futures Contracts	33	Jun 2025	3,818,694	7,256
U.S. Treasury Long Bond Futures Contracts	6	Jun 2025	706,125	4,553
Australian Government 10 Year Bond Futures Contracts	11	Jun 2025	774,263	4,023
Canadian Government 10 Year Bond Futures Contracts	22	Jun 2025	1,902,743	3,935
U.S. Treasury Ultra Long Bond Futures Contracts	1	Jun 2025	122,875	1,509
U.S. Treasury 10 Year Note Futures Contracts	7	Jun 2025	779,953	1,361
U.S. Treasury 5 Year Note Futures Contracts	3	Jun 2025	324,820	342

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Euro - Bobl Futures Contracts	1	Jun 2025	127,486	(2)
			$14,745,528	$35,473

Currency Futures Contracts Purchased†
Swedish Krona Futures Contracts	3	Jun 2025	$600,150	$2,076
Norwegian Krone Futures Contracts	3	Jun 2025	570,900	1,859
Japanese Yen Futures Contracts	5	Jun 2025	420,375	236
Canadian Dollar Futures Contracts	3	Jun 2025	209,310	(1,073)
British Pound Futures Contracts	17	Jun 2025	1,372,538	(3,193)
Swiss Franc Futures Contracts	8	Jun 2025	1,140,900	(4,228)
New Zealand Dollar Futures Contracts	13	Jun 2025	739,375	(8,859)
Euro FX Futures Contracts	20	Jun 2025	2,715,250	(10,929)
			$7,768,798	$(24,111)

Equity Futures Contracts Purchased†
FTSE/JSE TOP 40 Index Futures Contracts††	87	Jun 2025	$3,960,027	$101,030
IBEX 35 Index Futures Contracts††	29	Apr 2025	4,125,067	42,131
Tokyo Stock Price Index Futures Contracts	3	Jun 2025	537,665	275
FTSE 100 Index Futures Contracts	1	Jun 2025	111,517	(403)
Nikkei 225 (OSE) Index Futures Contracts	1	Jun 2025	240,407	(11,355)
NASDAQ-100 Index Mini Futures Contracts	3	Jun 2025	1,166,985	(23,781)
FTSE Taiwan Index Futures Contracts	8	Apr 2025	565,600	(24,477)
DAX Index Futures Contracts	7	Jun 2025	4,263,743	(129,052)
			$14,971,011	$(45,632)

Commodity Futures Contracts Sold Short†
Hard Red Winter Wheat Futures Contracts	41	May 2025	$1,140,825	$34,515
Wheat Futures Contracts	50	May 2025	1,343,750	34,453
Corn Futures Contracts	24	May 2025	549,300	16,079
Soybean Futures Contracts	8	May 2025	405,600	8,469
Soybean Meal Futures Contracts	6	May 2025	175,680	445
LME Primary Aluminum Futures Contracts	1	May 2025	63,237	(10)
Lean Hogs Futures Contracts	24	Jun 2025	917,040	(1,047)
Cotton #2 Futures Contracts	13	May 2025	434,655	(4,126)
Natural Gas Futures Contracts	11	Apr 2025	454,410	(14,022)
			$5,484,497	$74,756

Currency Futures Contracts Sold Short†
Australian Dollar Futures Contracts	45	Jun 2025	$2,814,300	$26,877
Mexican Peso Futures Contracts	42	Jun 2025	1,015,350	20,134
Japanese Yen Futures Contracts	6	Jun 2025	504,450	12,173
Canadian Dollar Futures Contracts	12	Jun 2025	837,240	123
			$5,171,340	$59,307

Equity Futures Contracts Sold Short†
CAC 40 10 Euro Index Futures Contracts	14	Apr 2025	$1,186,159	$33,325
Euro STOXX 50 Index Futures Contracts	7	Jun 2025	395,185	9,516
Russell 2000 Index Mini Futures Contracts	3	Jun 2025	304,065	8,782
S&P MidCap 400 Index Mini Futures Contracts	3	Jun 2025	881,670	8,515
S&P 500 Index Mini Futures Contracts	1	Jun 2025	282,812	(1,597)
Dow Jones Industrial Average Index Mini Futures Contracts	8	Jun 2025	1,690,960	(8,304)
			$4,740,851	$50,237

Interest Rate Futures Contracts Sold Short†
Long Gilt Futures Contracts††	27	Jun 2025	$3,200,723	$7,818
U.S. Treasury 2 Year Note Futures Contracts	36	Jun 2025	7,460,719	(2,391)
Euro - Bund Futures Contracts	25	Jun 2025	3,483,660	(27,838)
			$14,145,102	$(22,411)

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	Affiliated issuer.
2	All or a portion of this security is pledged as futures collateral at March 31, 2025.
3	Rate indicated is the effective yield at the time of purchase.
4	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2025 (See Note 3 in the Notes to Consolidated Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$10,496,920	$—	$—	$10,496,920
U.S. Treasury Bills	—	2,290,108	—	2,290,108
Repurchase Agreements	—	11,289,357	—	11,289,357
Commodity Futures Contracts**	501,728	—	—	501,728
Equity Futures Contracts**	60,413	143,161	—	203,574
Currency Futures Contracts**	63,478	—	—	63,478
Interest Rate Futures Contracts**	35,475	7,818	—	43,293
Total Assets	$11,158,014	$13,730,444	$—	$24,888,458

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Commodity Futures Contracts**	$294,023	$—	$—	$294,023
Equity Futures Contracts**	198,969	—	—	198,969
Interest Rate Futures Contracts**	30,231	—	—	30,231
Currency Futures Contracts**	28,282	—	—	28,282
Total Liabilities	$551,505	$—	$—	$551,505

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended March 31, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/25	Shares 03/31/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$3,133,686	$–	$–	$–	$1,261	$3,134,947	126,104	$41,763
Guggenheim Strategy Fund III	4,820,043	–	–	–	(1,932)	4,818,111	193,266	65,663
Guggenheim Ultra Short Duration Fund — Institutional Class	2,538,790	–	–	–	5,072	2,543,862	253,625	28,249
	$10,492,519	$–	$–	$–	$4,401	$10,496,920		$135,675

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
COMMON STOCKS† - 37.7%
Consumer, Non-cyclical - 8.1%
Kellanova[1]	4,493	$370,628
Intra-Cellular Therapies, Inc.*	1,861	245,503
Patterson Companies, Inc.	7,857	245,453
Surmodics, Inc.*	6,019	183,760
Amedisys, Inc.*,1	1,812	167,845
Chimerix, Inc.*	17,726	150,848
Cross Country Healthcare, Inc.*	9,987	148,706
Dun & Bradstreet Holdings, Inc.	15,505	138,615
Total Consumer, Non-cyclical		1,651,358
Financial - 6.5%
Discover Financial Services[1]	3,232	551,702
Enstar Group Ltd.*,1	878	291,830
First Bancshares, Inc.[1]	7,735	261,520
Sandy Spring Bancorp, Inc.	5,202	145,396
ProAssurance Corp.*	2,408	56,227
Mr Cooper Group, Inc.*	85	10,166
Total Financial		1,316,841
Technology - 5.0%
Paycor HCM, Inc.*	10,459	234,700
Logility Supply Chain Solutions, Inc. — Class A	16,077	229,258
ANSYS, Inc.*,1	624	197,533
PlayAGS, Inc.*,1	16,087	194,814
SolarWinds Corp.	8,030	147,993
Total Technology		1,004,298
Industrial - 4.4%
Spirit AeroSystems Holdings, Inc. — Class A*,1	10,501	361,865
Pactiv Evergreen, Inc.	13,865	249,708
Berry Global Group, Inc.	3,075	214,666
Air Transport Services Group, Inc.*	2,922	65,570
Total Industrial		891,809
Consumer, Cyclical - 4.2%
Everi Holdings, Inc.*,1	24,580	336,008
H&E Equipment Services, Inc.	3,271	310,058
Beacon Roofing Supply, Inc.*	903	111,701
Walgreens Boots Alliance, Inc.*	7,875	87,964
Total Consumer, Cyclical		845,731
Energy - 3.9%
ChampionX Corp.	13,618	405,816
Hess Corp.[1]	2,449	391,179
Total Energy		796,995
Utilities - 2.6%
ALLETE, Inc.[1]	5,167	339,472
Altus Power, Inc.*	37,847	187,343
Total Utilities		526,815
Communications - 2.3%
Juniper Networks, Inc.[1]	6,331	229,119
Interpublic Group of Companies, Inc.[1]	4,392	119,287
Frontier Communications Parent, Inc.*,1	3,147	112,851
Total Communications		461,257
Basic Materials - 0.7%
Radius Recycling, Inc. — Class A	4,806	138,797
Total Common Stocks
(Cost $7,494,720)		7,633,901

RIGHTS† - 0.0%
Consumer, Non-cyclical - 0.0%
Novartis AG Expires*,†††	9,562	–
Bristol-Myers Squibb Co.*	12,237	–
Johnson & Johnson*,†††	3,841	–
Total Consumer, Non-cyclical		–
Total Rights
(Cost $3,729)		–

MUTUAL FUNDS† - 20.7%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	187,662	1,882,249
Guggenheim Strategy Fund II2	54,193	1,347,246
Guggenheim Strategy Fund III[2]	38,925	970,404
Total Mutual Funds
(Cost $4,177,378)		4,199,899

CLOSED-END MUTUAL FUNDS***,† - 6.3%
Virtus Total Return Fund, Inc.	6,196	36,994
Templeton Emerging Markets Fund/United States	2,844	36,545
SRH Total Return Fund, Inc.	2,097	36,173
Sprott Focus Trust, Inc.	4,851	35,947
Mexico Fund, Inc.	2,509	35,703
John Hancock Diversified Income Fund	3,417	35,537
abrdn Japan Equity Fund, Inc.[3]	5,445	35,402
General American Investors Company, Inc.	698	35,158
abrdn Emerging Markets ex China Fund, Inc.	7,047	34,953
Gabelli Dividend & Income Trust	1,431	34,530
Nuveen Dow 30sm Dynamic Overwrite Fund	2,380	34,486
New Germany Fund, Inc.	3,142	30,823
BlackRock Municipal 2030 Target Term Trust	1,274	27,047
BNY Mellon Municipal Bond Infrastructure Fund, Inc.	2,553	26,985
BNY Mellon Strategic Municipals, Inc.	4,362	26,695
BNY Mellon Strategic Municipal Bond Fund, Inc.	4,565	26,340
Allspring Global Dividend Opportunity Fund	5,159	25,537
Clough Global Equity Fund	4,036	25,386
PIMCO California Municipal Income Fund II	4,196	23,665
Gabelli Healthcare & WellnessRx Trust	2,294	23,124
European Equity Fund, Inc.	2,396	21,804
PIMCO California Municipal Income Fund[3]	2,450	21,683
PIMCO New York Municipal Income Fund II	3,012	21,325
Voya Emerging Markets High Dividend Equity Fund	3,448	18,412
Gabelli Global Small and Mid Capital Value Trust	1,526	18,312
Bancroft Fund Ltd.	1,002	17,450

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
CLOSED-END MUTUAL FUNDS***,† - 6.3% (continued)
BlackRock MuniHoldings New Jersey Quality Fund, Inc.	1,513	$17,021
BlackRock MuniHoldings California Quality Fund, Inc.	1,578	16,900
Herzfeld Caribbean Basin Fund, Inc.	5,587	14,694
Voya Asia Pacific High Dividend Equity Income Fund	2,049	12,642
abrdn National Municipal Income Fund	1,094	11,093
Royce Global Trust, Inc.	995	10,448
Mexico Equity and Income Fund, Inc.	1,057	9,217
Western Asset Inflation-Linked Opportunities & Income Fund	1,039	9,133
Ellsworth Growth and Income Fund Ltd.	977	8,871
Swiss Helvetia Fund, Inc.	958	8,833
Nuveen Pennsylvania Quality Municipal Income Fund	757	8,494
Tri-Continental Corp.	274	8,404
Royce Small-Capital Trust, Inc.	566	8,060
Royce Micro-Capital Trust, Inc.	892	7,520
abrdn Global Infrastructure Income Fund	337	6,197
BlackRock Municipal Credit Alpha Portfolio, Inc.*	410	5,338
Federated Hermes Premier Municipal Income Fund	431	4,681
Principal Real Estate Income Fund	442	4,654
BlackRock New York Municipal Income Trust	430	4,373
Allspring Utilities and High Income Fund	373	4,110
PIMCO New York Municipal Income Fund III	707	3,987
John Hancock Tax-Advantaged Dividend Income Fund	128	3,063
Voya Infrastructure Industrials and Materials Fund	289	3,058
John Hancock Premium Dividend Fund	231	3,021
Western Asset Inflation-Linked Income Fund	362	3,021
Nuveen Select Maturities Municipal Fund	324	3,020
Western Asset Emerging Markets Debt Fund, Inc.	305	3,017
Templeton Emerging Markets Income Fund	559	3,007
Putnam Premier Income Trust	833	3,007
Flaherty & Crumrine Preferred and Income Opportunity Fund, Inc.	325	2,997
Flaherty & Crumrine Preferred & Income Fund, Inc.	267	2,996
Nuveen New York Select Tax-Free Income Portfolio	253	2,990
MFS Multimarket Income Trust	642	2,985
Pioneer Diversified High Income Fund, Inc.	250	2,985
Invesco Bond Fund	193	2,984
Allspring Multi-Sector Income Fund	323	2,978
Nuveen New York Municipal Value Fund	360	2,974
BlackRock Enhanced International Dividend Trust	530	2,973
Flaherty & Crumrine Total Return Fund, Inc.	177	2,970
Franklin Universal Trust	394	2,967
BrandywineGLOBAL Global Income Opportunities Fund, Inc.	355	2,964
Flaherty & Crumrine Preferred and Income Securities Fund, Inc.	186	2,963
MFS Intermediate High Income Fund	1,731	2,960
Eaton Vance California Municipal Bond Fund	319	2,957
Pioneer High Income Fund, Inc.	382	2,957
BNY Mellon High Yield Strategies Fund	1,159	2,955
Nuveen AMT-Free Municipal Value Fund	215	2,954
Neuberger Berman Municipal Fund, Inc.	284	2,954
Western Asset Managed Municipals Fund, Inc.	287	2,953
Blackrock Investment Quality Municipal Trust, Inc.	257	2,953
abrdn Australia Equity Fund, Inc.	732	2,950
BlackRock MuniYield Michigan Quality Fund, Inc.	259	2,947
MFS Charter Income Trust	470	2,947
BlackRock MuniYield Quality Fund III, Inc.	268	2,945
Invesco Trust for Investment Grade Municipals	295	2,938
BlackRock Health Sciences Trust	76	2,937
Nuveen Municipal Credit Income Fund	240	2,935
BlackRock MuniHoldings Fund, Inc.	250	2,935
AllianceBernstein National Municipal Income Fund, Inc.	270	2,932
Eaton Vance Tax-Advantaged Dividend Income Fund	126	2,932
BlackRock MuniYield Quality Fund, Inc.	250	2,928
Nuveen AMT-Free Quality Municipal Income Fund	261	2,923
Nuveen California Quality Municipal Income Fund	260	2,922
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	359	2,922
Eaton Vance Municipal Bond Fund	293	2,921

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
CLOSED-END MUTUAL FUNDS***,† - 6.3% (continued)
Eaton Vance Tax Managed Global Buy Write Opportunities Fund	354	$2,921
BlackRock Municipal Income Trust	295	2,921
BlackRock MuniYield New York Quality Fund, Inc.	294	2,919
MFS High Income Municipal Trust	791	2,919
BlackRock Enhanced Global Dividend Trust	269	2,919
Putnam Managed Municipal Income Trust	476	2,918
John Hancock Investors Trust	215	2,918
BlackRock MuniVest Fund II, Inc.	276	2,917
Eaton Vance Tax-Advantaged Global Dividend Income Fund	160	2,915
Nuveen Quality Municipal Income Fund	253	2,915
Eaton Vance National Municipal Opportunities Trust	175	2,914
PIMCO New York Municipal Income Fund	389	2,914
NYLI MacKay DefinedTerm Muni Opportunities Fund	193	2,911
BlackRock MuniYield Quality Fund II, Inc.	291	2,910
BlackRock California Municipal Income Trust	265	2,910
BlackRock Municipal Income Trust II	280	2,909
BlackRock MuniVest Fund, Inc.	415	2,909
Invesco Value Municipal Income Trust	243	2,909
Invesco Municipal Trust	301	2,905
Nuveen New York AMT-Free Quality Municipal Income Fund	282	2,905
Invesco Quality Municipal Income Trust	300	2,904
BlackRock MuniHoldings New York Quality Fund, Inc.	286	2,903
BlackRock MuniHoldings Quality Fund II, Inc.	290	2,900
BlackRock Municipal Income Quality Trust	269	2,900
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	118	2,899
abrdn Global Dynamic Dividend Fund	291	2,898
Pioneer Municipal High Income Advantage Fund, Inc.	347	2,897
Nuveen New Jersey Quality Municipal Income Fund	246	2,895
Invesco Municipal Opportunity Trust	305	2,894
BlackRock MuniYield Pennsylvania Quality Fund	258	2,892
MFS High Yield Municipal Trust	827	2,886
abrdn Total Dynamic Dividend Fund	344	2,886
PIMCO Municipal Income Fund III	403	2,885
Invesco Pennsylvania Value Municipal Income Trust	283	2,884
MFS Municipal Income Trust	544	2,883
DTF Tax-Free Income 2028 Term Fund, Inc.	257	2,881
John Hancock Income Securities Trust	254	2,880
Putnam Municipal Opportunities Trust	282	2,874
Nuveen S&P 500 Buy-Write Income Fund	219	2,873
Lazard Global Total Return and Income Fund, Inc.	186	2,866
First Trust Enhanced Equity Income Fund	148	2,859
abrdn Healthcare Investors	176	2,858
PIMCO California Municipal Income Fund III	438	2,856
Eaton Vance Risk-Managed Diversified Equity Income Fund	337	2,851
Nuveen Real Estate Income Fund	345	2,843
abrdn Life Sciences Investors	224	2,843
Eaton Vance Tax-Managed Buy-Write Income Fund	207	2,826
BlackRock Enhanced Large Capital Core Fund, Inc.	151	2,789
Nuveen NASDAQ 100 Dynamic Overwrite Fund	117	2,779
MFS Investment Grade Municipal Trust	345	2,732
First Trust Mortgage Income Fund	219	2,676
BlackRock MuniYield Fund, Inc.	246	2,595
GAMCO Natural Resources Gold & Income Trust	407	2,479
BlackRock Virginia Municipal Bond Trust	229	2,439
Duff & Phelps Utility and Infrastructure Fund, Inc.	199	2,434
Nuveen California Municipal Value Fund	274	2,370
BNY Mellon Municipal Income, Inc.	330	2,369
TCW Strategic Income Fund, Inc.	484	2,352
KKR Income Opportunities Fund	190	2,335
Franklin Limited Duration Income Trust	361	2,332
Invesco Trust for Investment Grade New York Municipals	221	2,307
Allspring Income Opportunities Fund	336	2,298
Pioneer Municipal High Income Fund Trust	249	2,291
Eaton Vance New York Municipal Bond Fund	241	2,287

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
CLOSED-END MUTUAL FUNDS***,† - 6.3% (continued)
Invesco Advantage Municipal Income Trust II	263	$2,246
Adams Diversified Equity Fund, Inc.	118	2,241
Virtus Convertible & Income Fund	173	2,237
Nuveen Multi-Market Income Fund	357	2,221
Liberty All Star Growth Fund, Inc.	452	2,210
Virtus Convertible & Income Fund II3	191	2,208
AllianceBernstein Global High Income Fund, Inc.	62	665
Eaton Vance Municipal Income Trust	64	657
ClearBridge Energy Midstream Opportunity Fund, Inc.	13	645
Nuveen AMT-Free Municipal Credit Income Fund	52	644
Nuveen Credit Strategies Income Fund	119	640
RiverNorth Capital and Income Fund	42	639
LMP Capital and Income Fund, Inc.	40	637
Nuveen Multi-Asset Income Fund	53	637
Pioneer Floating Rate Fund, Inc.	67	635
Highland Opportunities and Income Fund	122	634
Highland Global Allocation Fund	76	633
Cohen & Steers Limited Duration Preferred and Income Fund, Inc.	31	631
Special Opportunities Fund, Inc.	42	631
Neuberger Berman Energy Infrastructure and Income Fund, Inc.	70	630
Kayne Anderson Energy Infrastructure Fund	49	629
Saba Capital Income & Opportunities Fund	81	629
Aberdeen Asia-Pacific Income Fund, Inc.	40	628
BlackRock Enhanced Equity Dividend Trust	73	628
Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc.	31	628
Saba Capital Income & Opportunities Fund II	72	626
BlackRock Resources & Commodities Strategy Trust	67	625
Invesco High Income Trust II	59	625
BlackRock Energy and Resources Trust	46	625
Source Capital	15	623
Clough Global Opportunities Fund	127	621
Templeton Dragon Fund, Inc.	64	621
Cohen & Steers Select Preferred and Income Fund, Inc.	31	620
Clough Global Dividend and Income Fund	113	618
Tortoise Energy Infrastructure Corp.	14	603
Total Closed-End Mutual Funds
(Cost $1,164,156)		1,270,811

	Face Amount
U.S. TREASURY BILLS†† - 17.2%
U.S. Treasury Bills
4.18% due 05/08/25[4,5]	$2,600,000	2,588,683
4.08% due 04/08/25[5,6]	896,000	895,260
Total U.S. Treasury Bills
(Cost $3,483,953)		3,483,943

REPURCHASE AGREEMENTS††,7 - 12.5%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25	1,439,900	1,439,900
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25	1,103,522	1,103,522
Total Repurchase Agreements
(Cost $2,543,422)		2,543,422

	Shares
SECURITIES LENDING COLLATERAL†,8 - 0.2%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.27%[9]	37,476	37,476
Total Securities Lending Collateral
(Cost $37,476)		37,476
Total Investments - 94.6%
(Cost $18,904,834)		$19,169,452

COMMON STOCKS SOLD SHORT† - (12.3)%
Basic Materials - 0.0%
Coeur Mining, Inc.*	1	(6)
Consumer, Non-cyclical - (0.3)%
Recursion Pharmaceuticals, Inc. — Class A*	1	(5)
Herc Holdings, Inc.	421	(56,528)
Total Consumer, Non-cyclical		(56,533)
Technology - (0.5)%
Synopsys, Inc.*	215	(92,203)
Communications - (0.6)%
Nokia Oyj ADR	1	(5)
Omnicom Group, Inc.	1,511	(125,277)
Total Communications		(125,282)
Industrial - (1.8)%
Boeing Co.*	907	(154,689)
Amcor plc	22,294	(216,252)
Total Industrial		(370,941)
Energy - (4.1)%
Equities Corp.	1	(53)
ConocoPhillips	1	(105)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Value
COMMON STOCKS SOLD SHORT† - (12.3)% (continued)
Energy - (4.1)% (continued)
Schlumberger N.V.	10,009	$(418,376)
Chevron Corp.	2,510	(419,898)
Total Energy		(838,432)
Financial - (5.0)%
Rocket Companies, Inc. — Class A	933	(11,261)
Atlantic Union Bankshares Corp.	4,682	(145,797)
Renasant Corp.	7,735	(262,449)
Capital One Financial Corp.	3,294	(590,614)
Total Financial		(1,010,121)
Total Common Stocks Sold Short
(Proceeds $2,533,811)		(2,493,518)

EXCHANGE-TRADED FUNDS SOLD SHORT***,† - (6.5)%
iShares Agency Bond ETF	2	(219)
iShares MBS ETF	4	(375)
iShares Mortgage Real Estate ETF	21	(471)
Materials Select Sector SPDR Fund	13	(1,118)
SPDR S&P Biotech ETF	19	(1,541)
VanEck Gold Miners ETF	47	(2,161)
SPDR Gold Shares — Class D*	15	(4,322)
iShares JP Morgan USD Emerging Markets Bond ETF	50	(4,530)
Utilities Select Sector SPDR Fund	64	(5,046)
iShares U.S. Real Estate ETF	60	(5,745)
iShares iBoxx $ Investment Grade Corporate Bond ETF	63	(6,847)
Invesco Senior Loan ETF	355	(7,348)
iShares Preferred & Income Securities ETF	255	(7,836)
iShares Floating Rate Bond ETF	165	(8,423)
iShares TIPS Bond ETF	107	(11,887)
iShares 7-10 Year Treasury Bond ETF	135	(12,875)
Schwab U.S. Aggregate Bond ETF	574	(13,294)
iShares Core High Dividend ETF	155	(18,774)
iShares Russell 1000 Growth ETF	52	(18,777)
Health Care Select Sector SPDR Fund	149	(21,755)
iShares MSCI Emerging Markets ETF	509	(22,243)
iShares iBoxx $ High Yield Corporate Bond ETF	293	(23,115)
iShares Latin America 40 ETF	1,366	(32,169)
SPDR Bloomberg Convertible Securities ETF	489	(37,467)
iShares MSCI All Country Asia ex Japan ETF	773	(57,202)
iShares Russell 2000 Index ETF	322	(64,236)
iShares National Muni Bond ETF	628	(66,216)
VanEck High Yield Muni ETF	1,567	(80,199)
SPDR S&P 500 ETF Trust	154	(86,146)
iShares Russell 1000 Value ETF	666	(125,315)
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	5,893	(148,621)
iShares MSCI EAFE ETF	2,497	(204,080)
SPDR Nuveen Bloomberg Municipal Bond ETF	4,879	(219,897)
Total Exchange-Traded Funds Sold Short
(Proceeds $1,392,748)		(1,320,250)
Total Securities Sold Short - (18.8)%
(Proceeds $3,926,559)		$(3,813,768)
Other Assets & Liabilities, net - 24.2%		4,903,594
Total Net Assets - 100.0%		$20,259,278

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Purchased†
CBOE Volatility Index Futures Contracts	22	May 2025	$451,000	$32,241
IBEX 35 Index Futures Contracts††	2	Apr 2025	284,487	3,915
CBOE Volatility Index Futures Contracts	15	Apr 2025	312,000	659
Dow Jones Industrial Average Index Mini Futures Contracts	2	Jun 2025	422,740	331
FTSE 100 Index Futures Contracts	2	Jun 2025	223,035	(460)
FTSE MIB Index Futures Contracts	1	Jun 2025	203,225	(1,016)
Euro STOXX 50 Index Futures Contracts	2	Jun 2025	112,910	(3,029)
Russell 2000 Index Mini Futures Contracts	1	Jun 2025	101,355	(4,902)
Tokyo Stock Price Index Futures Contracts	1	Jun 2025	179,222	(6,116)
OMX Stockholm 30 Index Futures Contracts††	5	Apr 2025	124,646	(7,057)
S&P 500 Index Mini Futures Contracts	1	Jun 2025	282,812	(8,006)
NASDAQ-100 Index Mini Futures Contracts	1	Jun 2025	388,995	(18,505)
			$3,086,427	$(11,945)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Interest Rate Futures Contracts Purchased†
Euro - OATS Futures Contracts	8	Jun 2025	$1,062,656	$2,554
Euro - BTP Italian Government Bond Futures Contracts††	17	Jun 2025	2,161,930	(4,368)
Euro - Bund Futures Contracts	22	Jun 2025	3,065,621	(15,054)
			$6,290,207	$(16,868)

Currency Futures Contracts Purchased†
British Pound Futures Contracts	18	Jun 2025	$1,453,275	$(2,169)
New Zealand Dollar Futures Contracts	9	Jun 2025	511,875	(5,377)
Australian Dollar Futures Contracts	13	Jun 2025	813,020	(10,150)
Japanese Yen Futures Contracts	10	Jun 2025	840,750	(19,963)
			$3,618,920	$(37,659)

Commodity Futures Contracts Purchased†
Sugar #11 Futures Contracts	68	Jun 2025	$1,419,622	$57,259
Brent Crude Futures Contracts	2	Apr 2025	149,360	8,457
WTI Crude Futures Contracts	2	Apr 2025	142,900	8,441
Copper Futures Contracts	1	May 2025	126,250	8,422
Silver Futures Contracts	1	May 2025	173,850	8,357
NY Harbor ULSD Futures Contracts	1	Apr 2025	95,726	4,214
Natural Gas Futures Contracts	16	Apr 2025	660,960	2,604
Corn Futures Contracts	6	May 2025	137,325	281
Cotton #2 Futures Contracts	4	May 2025	133,740	(1,603)
Soybean Meal Futures Contracts	3	May 2025	87,840	(3,099)
LME Primary Aluminum Futures Contracts	1	May 2025	63,236	(3,289)
Soybean Meal Futures Contracts	33	Dec 2025	1,015,410	(25,671)
Cocoa Futures Contracts	2	May 2025	159,400	(43,226)
Coffee ‘C’ Futures Contracts	3	May 2025	426,038	(46,697)
Soybean Futures Contracts	51	Nov 2025	2,596,538	(69,582)
Corn Futures Contracts	67	Sep 2025	1,459,763	(110,933)
			$8,847,958	$(206,065)

Commodity Futures Contracts Sold Short†
Soybean Futures Contracts	43	Jul 2025	$2,210,200	$77,615
Soybean Meal Futures Contracts	30	Jul 2025	898,200	24,944
Hard Red Winter Wheat Futures Contracts	8	May 2025	222,600	18,175
Wheat Futures Contracts	4	May 2025	107,500	10,728
Soybean Futures Contracts	1	May 2025	50,700	2,447
Sugar #11 Futures Contracts	3	Apr 2025	63,302	2,226
Lean Hogs Futures Contracts	5	Jun 2025	191,050	1,545
LME Lead Futures Contracts	2	May 2025	100,195	1,540
LME Nickel Futures Contracts	1	May 2025	94,921	263
Live Cattle Futures Contracts	2	Jun 2025	163,040	(839)
Natural Gas Futures Contracts	15	Jun 2025	672,300	(1,396)
Low Sulphur Gas Oil Futures Contracts	1	May 2025	68,325	(1,810)
Corn Futures Contracts	45	Jul 2025	1,044,563	(2,179)
Gasoline RBOB Futures Contracts	1	Apr 2025	96,180	(5,855)
Cattle Feeder Futures Contracts	1	May 2025	142,400	(6,841)
Soybean Oil Futures Contracts	5	May 2025	134,580	(8,809)
Sugar #11 Futures Contracts	73	Sep 2025	1,538,723	(38,478)
			$7,798,779	$73,276

Currency Futures Contracts Sold Short†
Swiss Franc Futures Contracts	29	Jun 2025	$4,135,762	$47,362
Euro FX Futures Contracts	8	Jun 2025	1,086,100	4,711
Canadian Dollar Futures Contracts	6	Jun 2025	418,620	625
			$5,640,482	$52,698

Equity Futures Contracts Sold Short†
CBOE Volatility Index Futures Contracts	19	Aug 2025	$390,187	$(51)
CBOE Volatility Index Futures Contracts	36	Sep 2025	743,400	(1,060)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
CBOE Volatility Index Futures Contracts	24	Jul 2025	495,600	(3,000)
			$1,629,187	$(4,111)

Interest Rate Futures Contracts Sold Short†
Euro - 30 year Bond Futures Contracts	1	Jun 2025	$128,882	$156
U.S. Treasury Long Bond Futures Contracts	1	Jun 2025	117,688	(408)
Canadian Government 10 Year Bond Futures Contracts	24	Jun 2025	2,075,720	(476)
U.S. Treasury Ultra Long Bond Futures Contracts	1	Jun 2025	122,875	(641)
Long Gilt Futures Contracts††	7	Jun 2025	829,817	(705)
Australian Government 10 Year Bond Futures Contracts	18	Jun 2025	1,266,975	(2,492)
U.S. Treasury 10 Year Note Futures Contracts	39	Jun 2025	4,345,453	(17,211)
			$8,887,410	$(21,777)

Custom Basket Swap Agreements

Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Custom Basket Swap Agreements††
Morgan Stanley Capital Services LLC	MS Long/Short Equity Custom Basket	Pay	4.73% (Federal Funds Rate + 0.40%)	At Maturity	08/31/28	$4,383,156	$324,433
Morgan Stanley Capital Services LLC	MS Equity Market Neutral Custom Basket	Pay	4.73% (Federal Funds Rate + 0.40%)	At Maturity	08/31/28	8,151,376	261,035

						$12,534,532	$585,468
OTC Custom Basket Swap Agreements Sold Short††
Morgan Stanley Capital Services LLC	MS Long/Short Equity Custom Basket	Receive	4.03% (Federal Funds Rate - 0.30%)	At Maturity	08/31/28	$2,513,485	$240,740
Morgan Stanley Capital Services LLC	MS Equity Market Neutral Custom Basket	Receive	3.98% (Federal Funds Rate - 0.35%)	At Maturity	08/31/28	8,036,569	(8,363)
						$10,550,054	$232,377

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

MS LONG/SHORT EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Consumer, Non-cyclical
Gilead Sciences, Inc.	340	0.89%	$16,253
Innoviva, Inc.	2,579	1.07%	12,101
Royalty Pharma plc — Class A	1,355	0.96%	9,282
Bristol-Myers Squibb Co.	534	0.74%	8,471
Cal-Maine Foods, Inc.	310	0.64%	8,368
United Therapeutics Corp.	134	0.94%	8,161
Catalyst Pharmaceuticals, Inc.	741	0.41%	6,826
Alkermes plc	858	0.65%	6,529
Perdoceo Education Corp.	554	0.32%	4,770
Protagonist Therapeutics, Inc.	454	0.50%	4,370
Johnson & Johnson	194	0.73%	2,982
Jazz Pharmaceuticals plc	204	0.58%	2,890
ADT, Inc.	2,025	0.38%	2,644
Exelixis, Inc.	600	0.51%	1,954
Euronet Worldwide, Inc.	189	0.46%	1,223
Ingredion, Inc.	154	0.48%	922
Inmode Ltd.	1,008	0.41%	554
Collegium Pharmaceutical, Inc.	364	0.25%	499
Laureate Education, Inc. — Class A	462	0.22%	453
Organon & Co.	684	0.23%	305
Incyte Corp.	384	0.53%	194
Supernus Pharmaceuticals, Inc.	402	0.30%	131
Premier, Inc. — Class A	756	0.33%	105
Harmony Biosciences Holdings, Inc.	494	0.37%	39
United Rentals, Inc.	19	0.27%	(137)
Amphastar Pharmaceuticals, Inc.	491	0.32%	(1,357)
Alarm.com Holdings, Inc.	723	0.92%	(1,371)
Merck & Company, Inc.	332	0.68%	(1,719)
Utah Medical Products, Inc.	408	0.52%	(2,070)
Biogen, Inc.	249	0.78%	(2,318)
Regeneron Pharmaceuticals, Inc.	43	0.62%	(3,183)
Hologic, Inc.	744	1.05%	(4,530)
Herc Holdings, Inc.	130	0.40%	(5,148)
Total Consumer, Non-cyclical			78,193
Industrial
Mueller Industries, Inc.	465	0.81%	18,268
Snap-on, Inc.	137	1.05%	9,997
Owens Corning	310	1.01%	3,218
Allegion plc	365	1.09%	1,449
UFP Industries, Inc.	430	1.05%	1,211
Teekay Corporation Ltd.	2,185	0.33%	1,143
Acuity, Inc.	100	0.60%	1,029
Apogee Enterprises, Inc.	268	0.28%	554
Boise Cascade Co.	125	0.28%	308
Alamo Group, Inc.	72	0.29%	168
Gibraltar Industries, Inc.	140	0.19%	(167)
Tennant Co.	171	0.31%	(335)
Generac Holdings, Inc.	107	0.31%	(367)
A O Smith Corp.	293	0.44%	(710)
Bel Fuse, Inc. — Class B	145	0.25%	(747)
TE Connectivity plc	307	0.99%	(789)
Carlisle Companies, Inc.	50	0.39%	(795)
Caterpillar, Inc.	100	0.75%	(870)
Fluor Corp.	886	0.72%	(1,108)
Kennametal, Inc.	1,164	0.57%	(3,861)
Avnet, Inc.	939	1.03%	(3,893)
Granite Construction, Inc.	563	0.97%	(6,381)
Knowles Corp.	2,674	0.93%	(8,492)
Total Industrial			8,830
Technology
Cirrus Logic, Inc.	310	0.70%	7,069
Zoom Communications, Inc. — Class A	502	0.84%	5,117
Adeia, Inc.	1,045	0.32%	2,594
QUALCOMM, Inc.	178	0.62%	458
Box, Inc. — Class A	629	0.44%	(111)
Teradata Corp.	458	0.23%	(485)
Dropbox, Inc. — Class A	1,754	1.07%	(928)
NetApp, Inc.	160	0.32%	(2,383)
Skyworks Solutions, Inc.	208	0.31%	(4,616)
Photronics, Inc.	1,491	0.71%	(4,713)
Axcelis Technologies, Inc.	318	0.36%	(5,677)
Bandwidth, Inc. — Class A	1,227	0.37%	(5,839)
Viant Technology, Inc. — Class A	1,008	0.29%	(6,217)
Total Technology			(15,731)
Utilities
National Fuel Gas Co.	615	1.11%	18,655
Spire, Inc.	593	1.06%	8,112
Duke Energy Corp.	396	1.10%	8,022
Black Hills Corp.	761	1.05%	6,360
Evergy, Inc.	681	1.07%	6,352
WEC Energy Group, Inc.	437	1.09%	3,750
Southern Co.	508	1.07%	3,467
Clearway Energy, Inc. — Class C	1,070	0.74%	3,253
Otter Tail Corp.	445	0.82%	2,407
Brookfield Infrastructure Corp. — Class A	1,183	0.98%	(4,536)
Total Utilities			55,842
Financial
MGIC Investment Corp.	1,685	0.95%	12,780
Fidelity National Financial, Inc.	730	1.08%	12,272
Axis Capital Holdings Ltd.	478	1.09%	11,889
Enova International, Inc.	324	0.71%	11,469
Preferred Bank/Los Angeles CA	471	0.90%	10,175
Enact Holdings, Inc.	1,361	1.08%	9,531
Synchrony Financial	548	0.66%	8,093
NMI Holdings, Inc. — Class A	1,110	0.91%	7,169
Essent Group Ltd.	714	0.94%	7,049
WP Carey, Inc.	715	1.03%	6,497
Hartford Insurance Group, Inc.	265	0.75%	5,484
Coastal Financial Corp.	239	0.49%	3,121
Arch Capital Group Ltd.	475	1.04%	3,094
OFG Bancorp	880	0.80%	2,551
Cincinnati Financial Corp.	261	0.88%	2,477
GCM Grosvenor, Inc. — Class A	1,659	0.50%	2,256

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Everest Group Ltd.	91	0.75%	$2,073
RenaissanceRe Holdings Ltd.	117	0.64%	1,131
Federated Hermes, Inc. — Class B	733	0.68%	1,085
Janus Henderson Group plc	944	0.78%	457
White Mountains Insurance Group Ltd.	13	0.57%	396
Skyward Specialty Insurance Group, Inc.	193	0.23%	158
M&T Bank Corp.	216	0.88%	117
Affiliated Managers Group, Inc.	237	0.91%	90
BOK Financial Corp.	236	0.56%	(278)
McGrath RentCorp	396	1.01%	(514)
Charles Schwab Corp.	400	0.71%	(698)
Chicago Atlantic Real Estate Finance, Inc.	1,473	0.49%	(864)
Old Second Bancorp, Inc.	1,112	0.42%	(890)
Northeast Community Bancorp, Inc.	1,258	0.67%	(951)
Jackson Financial, Inc. — Class A	229	0.44%	(971)
Reinsurance Group of America, Inc. — Class A	188	0.84%	(974)
Principal Financial Group, Inc.	403	0.78%	(1,088)
Cullen/Frost Bankers, Inc.	307	0.88%	(1,256)
OneMain Holdings, Inc.	459	0.51%	(2,245)
BancFirst Corp.	317	0.79%	(2,264)
Simmons First National Corp. — Class A	2,183	1.02%	(3,420)
QCR Holdings, Inc.	638	1.04%	(4,944)
Total Financial			100,057
Communications
IDT Corp. — Class B	1,006	1.18%	22,908
AT&T, Inc.	1,536	0.99%	21,447
T-Mobile US, Inc.	139	0.85%	16,745
Verizon Communications, Inc.	1,079	1.12%	13,006
Fox Corp. — Class A	822	1.06%	8,283
InterDigital, Inc.	145	0.68%	2,723
Spok Holdings, Inc.	1,404	0.53%	2,045
A10 Networks, Inc.	717	0.27%	1,338
HealthStream, Inc.	269	0.20%	1,078
Nexstar Media Group, Inc. — Class A	91	0.37%	872
Gen Digital, Inc.	1,091	0.66%	688
Comcast Corp. — Class A	479	0.40%	637
Cable One, Inc.	43	0.26%	509
TEGNA, Inc.	2,124	0.88%	291
Yelp, Inc. — Class A	1,359	1.15%	(2)
F5, Inc.	52	0.32%	(856)
ePlus, Inc.	178	0.25%	(2,165)
Lumen Technologies, Inc.	2,581	0.23%	(2,574)
Ziff Davis, Inc.	383	0.33%	(3,899)
Total Communications			83,074
Consumer, Cyclical
Allison Transmission Holdings, Inc.	473	1.03%	19,357
Monarch Casino & Resort, Inc.	191	0.34%	3,224
Phinia, Inc.	251	0.24%	(240)
Dolby Laboratories, Inc. — Class A	182	0.33%	(346)
PC Connection, Inc.	341	0.49%	(462)
PulteGroup, Inc.	153	0.36%	(487)
NVR, Inc.	4	0.66%	(574)
Buckle, Inc.	826	0.72%	(909)
Boyd Gaming Corp.	134	0.20%	(1,002)
PACCAR, Inc.	185	0.41%	(1,231)
BorgWarner, Inc.	597	0.39%	(1,659)
ScanSource, Inc.	264	0.20%	(3,166)
Visteon Corp.	489	0.87%	(3,848)
Gentex Corp.	1,887	1.00%	(5,550)
Tri Pointe Homes, Inc.	1,254	0.91%	(5,870)
Total Consumer, Cyclical			(2,763)
Government
Banco Latinoamericano de Comercio Exterior S.A. — Class E	1,121	0.94%	16,931
Total MS Long/Short Equity Long Custom Basket			$324,433

MS LONG/SHORT EQUITY SHORT CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Consumer, Non-cyclical
TrueBlue, Inc.	4,046	(0.81)%	12,078
Utz Brands, Inc.	1,215	(0.68)%	2,981
Limoneira Co.	522	(0.37)%	2,596
Tejon Ranch Co.	2,530	(1.60)%	229
Driven Brands Holdings, Inc.	1,060	(0.72)%	(474)
Alico, Inc.	765	(0.91)%	(637)
Barrett Business Services, Inc.	1,161	(1.90)%	(2,241)
Cencora, Inc. — Class A	157	(1.74)%	(4,171)
Total Consumer, Non-cyclical			10,361
Basic Materials
Ivanhoe Electric Incorporated / US	4,034	(0.93)%	13,092
Novagold Resources, Inc.	6,862	(0.80)%	8,234
Dow, Inc.	1,211	(1.68)%	3,451
Ingevity Corp.	545	(0.86)%	3,210
Orion S.A.	1,370	(0.70)%	2,437
Huntsman Corp.	1,950	(1.23)%	2,318
PPG Industries, Inc.	411	(1.79)%	1,944
Avient Corp.	392	(0.58)%	1,901
International Flavors & Fragrances, Inc.	327	(1.01)%	1,610
Stepan Co.	262	(0.57)%	880
Ashland, Inc.	788	(1.86)%	95
Sherwin-Williams Co.	76	(1.06)%	(1,017)
Radius Recycling, Inc. — Class A	964	(1.11)%	(16,285)
Total Basic Materials			21,870
Industrial
Materion Corp.	294	(0.95)%	7,181
CRH plc	420	(1.47)%	3,906
Boeing Co.	114	(0.77)%	3,549
Smurfit WestRock plc	552	(0.99)%	3,526
Vulcan Materials Co.	145	(1.35)%	2,086

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Ball Corp.	890	(1.84)%	$1,849
Graphic Packaging Holding Co.	967	(1.00)%	242
Martin Marietta Materials, Inc.	29	(0.55)%	(15)
TriMas Corp.	983	(0.92)%	(26)
Total Industrial			22,298
Financial
FTAI Infrastructure, Inc.	3,963	(0.71)%	12,161
Iron Mountain, Inc.	466	(1.60)%	10,656
Kennedy-Wilson Holdings, Inc.	4,575	(1.58)%	9,242
New York Mortgage Trust, Inc.	2,679	(0.69)%	7,363
Lineage, Inc.	667	(1.56)%	7,340
Newmark Group, Inc. — Class A	2,595	(1.26)%	6,983
SL Green Realty Corp.	520	(1.19)%	6,681
Amerant Bancorp, Inc.	2,089	(1.72)%	5,654
Marcus & Millichap, Inc.	1,170	(1.60)%	5,565
Cannae Holdings, Inc.	1,575	(1.15)%	5,529
Carlyle Group, Inc.	822	(1.43)%	5,509
Weyerhaeuser Co.	1,493	(1.74)%	4,730
Columbia Financial, Inc.	2,727	(1.63)%	4,435
HarborOne Bancorp, Inc.	2,346	(0.97)%	4,320
Valley National Bancorp	3,023	(1.07)%	4,129
Banc of California, Inc.	2,688	(1.52)%	4,039
Equinix, Inc.	38	(1.23)%	4,030
Heritage Commerce Corp.	4,479	(1.70)%	3,882
Goldman Sachs Group, Inc.	68	(1.48)%	3,830
Western Alliance Bancorporation	392	(1.20)%	3,409
Kearny Financial Corp.	2,148	(0.53)%	2,492
PotlatchDeltic Corp.	971	(1.74)%	2,282
Compass Diversified Holdings	1,392	(1.03)%	2,255
Digital Realty Trust, Inc.	159	(0.91)%	2,223
State Street Corp.	354	(1.26)%	2,196
Jones Lang LaSalle, Inc.	58	(0.57)%	2,109
Redwood Trust, Inc.	3,296	(0.80)%	1,879
Northern Trust Corp.	239	(0.94)%	1,604
Capitol Federal Financial, Inc.	3,212	(0.72)%	1,351
PennyMac Financial Services, Inc.	216	(0.86)%	1,236
Sun Communities, Inc.	242	(1.24)%	685
Howard Hughes Holdings, Inc.	343	(1.01)%	641
Apartment Investment and Management Co. — Class A	1,947	(0.68)%	428
CBRE Group, Inc. — Class A	326	(1.70)%	306
Lincoln National Corp.	530	(0.76)%	286
Safehold, Inc.	714	(0.53)%	(7)
Rithm Capital Corp.	2,774	(1.26)%	(223)
Walker & Dunlop, Inc.	255	(0.87)%	(316)
American Healthcare REIT, Inc.	682	(0.82)%	(606)
Ellington Financial, Inc.	1,394	(0.74)%	(865)
Veris Residential, Inc.	2,335	(1.57)%	(1,261)
Radian Group, Inc.	1,112	(1.46)%	(1,468)
PennyMac Mortgage Investment Trust	2,642	(1.54)%	(3,081)
Total Financial			133,633
Technology
ACV Auctions, Inc. — Class A	1,839	(1.03)%	9,550
Dayforce, Inc.	477	(1.11)%	6,954
AppLovin Corp. — Class A	30	(0.32)%	1,854
Total Technology			18,358
Communications
Wayfair, Inc. — Class A	436	(0.56)%	4,759
Opendoor Technologies, Inc.	7,577	(0.31)%	1,515
Total Communications			6,274
Energy
Valaris Ltd.	432	(0.67)%	15,578
Core Laboratories, Inc.	1,304	(0.78)%	7,207
Kodiak Gas Services, Inc.	441	(0.65)%	3,548
Transocean Ltd.	4,160	(0.52)%	2,775
PBF Energy, Inc. — Class A	1,574	(1.20)%	1,511
Oceaneering International, Inc.	1,110	(0.96)%	1,234
Evolution Petroleum Corp.	2,713	(0.56)%	991
Bristow Group, Inc.	540	(0.68)%	964
Antero Resources Corp.	1,030	(1.66)%	(5,564)
Total Energy			28,244
Utilities
Eversource Energy	766	(1.89)%	(3,719)
Consumer, Cyclical
LGI Homes, Inc.	301	(0.80)%	5,263
America’s Car-Mart, Inc.	359	(0.65)%	2,247
Southwest Airlines Co.	907	(1.21)%	125
VSE Corp.	234	(1.12)%	(4,214)
Total Consumer, Cyclical			3,421
Total MS Long/Short Equity Short Custom Basket			$240,740

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

MS EQUITY MARKET NEUTRAL LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
Vornado Realty Trust	7,186	3.24%	$88,410
Welltower, Inc.	1,980	3.72%	55,087
CareTrust REIT, Inc.	10,790	3.78%	55,076
Sabra Health Care REIT, Inc.	18,132	3.89%	50,491
Ventas, Inc.	4,419	3.73%	46,324
Kimco Realty Corp.	8,158	2.13%	35,261
Tanger, Inc.	5,657	2.35%	33,001
Essex Property Trust, Inc.	943	3.55%	25,989
National Health Investors, Inc.	3,405	3.09%	21,424
Independence Realty Trust, Inc.	9,327	2.43%	18,914
UDR, Inc.	6,295	3.49%	17,466
Digital Realty Trust, Inc.	1,598	2.81%	15,703
Agree Realty Corp.	2,575	2.44%	15,324
Essential Properties Realty Trust, Inc.	9,716	3.89%	13,964
Mid-America Apartment Communities, Inc.	862	1.77%	11,533
Camden Property Trust	1,176	1.76%	9,393
Equity Residential	2,965	2.60%	7,884
Omega Healthcare Investors, Inc.	6,244	2.92%	7,368
Hudson Pacific Properties, Inc.	18,281	0.66%	5,209
Four Corners Property Trust, Inc.	5,653	1.99%	4,641
Highwoods Properties, Inc.	9,008	3.28%	3,369
LTC Properties, Inc.	1,648	0.72%	2,652
Piedmont Office Realty Trust, Inc. — Class A	6,207	0.56%	459
Regency Centers Corp.	471	0.43%	303
Paramount Group, Inc.	3,796	0.20%	14
Simon Property Group, Inc.	321	0.65%	(156)
AvalonBay Communities, Inc.	928	2.44%	(466)
Macerich Co.	761	0.16%	(564)
Brandywine Realty Trust	3,317	0.18%	(961)
Brixmor Property Group, Inc.	6,579	2.14%	(1,800)
Cousins Properties, Inc.	8,591	3.11%	(3,310)
CTO Realty Growth, Inc.	14,100	3.34%	(3,954)
NexPoint Residential Trust, Inc.	5,441	2.64%	(4,056)
Kite Realty Group Trust	7,024	1.93%	(10,370)
Douglas Emmett, Inc.	9,188	1.80%	(11,223)
Acadia Realty Trust	7,108	1.83%	(16,462)
Urban Edge Properties	9,310	2.17%	(16,837)
Empire State Realty Trust, Inc. — Class A	17,266	1.66%	(17,342)
Gladstone Commercial Corp.	19,077	3.51%	(19,496)
SL Green Realty Corp.	3,496	2.47%	(28,043)
Innovative Industrial Properties, Inc.	2,304	1.53%	(44,791)
Iron Mountain, Inc.	3,536	3.73%	(50,408)
American Assets Trust, Inc.	13,266	3.28%	(53,985)
Total Financial			261,035
Total MS Equity Market Neutral Long Custom Basket			$261,035

MS EQUITY MARKET NEUTRAL SHORT CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
Armada Hoffler Properties, Inc.	32,270	(3.00)%	94,687
Apple Hospitality REIT, Inc.	17,769	(2.85)%	38,367
Rexford Industrial Realty, Inc.	4,381	(2.13)%	30,899
Kilroy Realty Corp.	6,551	(2.67)%	26,616
Americold Realty Trust, Inc.	3,739	(1.00)%	26,365
Equinix, Inc.	201	(2.04)%	24,872
Saul Centers, Inc.	8,424	(3.78)%	21,633
SITE Centers Corp.	10,509	(1.68)%	13,086
Equity LifeStyle Properties, Inc.	5,320	(4.42)%	12,602
BXP, Inc.	3,219	(2.69)%	12,434
Community Healthcare Trust, Inc.	17,002	(3.84)%	11,724
Alexandria Real Estate Equities, Inc.	2,188	(2.52)%	11,598
Alexander & Baldwin, Inc.	14,190	(3.04)%	7,373
Easterly Government Properties, Inc.	6,711	(0.89)%	6,225
Federal Realty Investment Trust	267	(0.32)%	3,209
Extra Space Storage, Inc.	500	(0.92)%	2,875
Getty Realty Corp.	6,998	(2.72)%	2,830
Prologis, Inc.	363	(0.50)%	2,496
Sun Communities, Inc.	2,528	(4.05)%	1,414
EastGroup Properties, Inc.	69	(0.15)%	798
First Industrial Realty Trust, Inc.	431	(0.29)%	(170)
National Storage Affiliates Trust	639	(0.31)%	(677)
Public Storage	262	(0.98)%	(725)
Healthcare Realty Trust, Inc.	12,279	(2.58)%	(1,743)
Whitestone REIT — Class B	2,305	(0.42)%	(1,868)
LXP Industrial Trust	5,510	(0.59)%	(2,019)
CubeSmart	2,403	(1.28)%	(3,114)
Veris Residential, Inc.	14,401	(3.03)%	(4,640)
STAG Industrial, Inc.	4,001	(1.80)%	(6,469)
Safehold, Inc.	4,615	(1.07)%	(7,563)
American Homes 4 Rent — Class A	4,455	(2.10)%	(8,126)
Elme Communities	7,002	(1.52)%	(10,293)
Terreno Realty Corp.	3,458	(2.72)%	(10,460)
NNN REIT, Inc.	5,138	(2.73)%	(10,872)
Gaming and Leisure Properties, Inc.	5,851	(3.71)%	(12,628)
JBG SMITH Properties	13,051	(2.62)%	(14,592)
Realty Income Corp.	6,081	(4.39)%	(19,926)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
VICI Properties, Inc.	7,506	(3.05)%	$(20,266)
Global Net Lease, Inc.	44,091	(4.41)%	(22,216)
Invitation Homes, Inc.	7,760	(3.37)%	(25,018)
EPR Properties	4,884	(3.20)%	(32,464)
WP Carey, Inc.	4,854	(3.81)%	(36,268)
Medical Properties Trust, Inc.	64,117	(4.81)%	(108,349)
Total Financial			(8,363)
Total MS Equity Market Neutral Short Custom Basket			$(8,363)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
1	All or a portion of this security is pledged as short security collateral at March 31, 2025.
2	Affiliated issuer.
3	All or a portion of this security is on loan at March 31, 2025 — See Note 5.
4	All or a portion of this security is pledged as equity custom basket swap collateral at March 31, 2025.
5	Rate indicated is the effective yield at the time of purchase.
6	All or a portion of this security is pledged as futures collateral at March 31, 2025.
7	Repurchase Agreements — See Note 4.
8	Securities lending collateral — See Note 5.
9	Rate indicated is the 7-day yield as of March 31, 2025.

ADR — American Depositary Receipt
MS — Morgan Stanley Capital Services LLC
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2025 (See Note 3 in the Notes to Consolidated Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices		Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$7,633,901		$—	$—		$7,633,901
Rights	—	*	—	—	*	—
Mutual Funds	4,199,899		—	—		4,199,899
Closed-End Mutual Funds	1,270,811		—	—		1,270,811
U.S. Treasury Bills	—		3,483,943	—		3,483,943
Repurchase Agreements	—		2,543,422	—		2,543,422
Securities Lending Collateral	37,476		—	—		37,476
Commodity Futures Contracts**	237,518		—	—		237,518
Currency Futures Contracts**	52,698		—	—		52,698
Equity Futures Contracts**	33,231		3,915	—		37,146
Interest Rate Futures Contracts**	2,710		—	—		2,710
Equity Custom Basket Swap Agreements**	—		826,208	—		826,208
Total Assets	$13,468,244		$6,857,488	$—		$20,325,732

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks Sold Short	$2,493,518	$—	$—	$2,493,518
Exchange-Traded Funds Sold Short	1,320,250	—	—	1,320,250
Commodity Futures Contracts**	370,307	—	—	370,307
Equity Futures Contracts**	46,145	7,057	—	53,202
Interest Rate Futures Contracts**	36,282	5,073	—	41,355
Currency Futures Contracts**	37,659	—	—	37,659
Equity Custom Basket Swap Agreements**	—	8,363	—	8,363
Total Liabilities	$4,304,161	$20,493	$—	$4,324,654

*	Includes securities with a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended March 31, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/25	Shares 03/31/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$4,493,228	$–	$(3,150,000)	$(407)	$4,425	$1,347,246	54,193	$43,317
Guggenheim Strategy Fund III	1,669,953	–	(700,000)	(1,588)	2,039	970,404	38,925	18,451
Guggenheim Ultra Short Duration Fund — Institutional Class	3,725,902	–	(1,850,000)	18,504	(12,157)	1,882,249	187,662	34,559
	$9,889,083	$–	$(5,700,000)	$16,509	$(5,693)	$4,199,899		$96,327

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization, Consolidation of Subsidiaries and Significant Accounting Policies

Organization

Rydex Series Funds (the “Trust”), a Delaware statutory trust, is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (the “1940 Act”), as an open-ended investment company. The Trust consists of multiple series. Each series represents a separate fund (each, a “Fund” and collectively, the “Funds”). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately.

This report covers the following Funds:

Fund Name	Investment Company Type
Commodities Strategy Fund	Non-diversified
Managed Futures Strategy Fund	Diversified
Multi-Hedge Strategies Fund	Diversified

For information on the Funds’ policy regarding valuation of investments and other significant accounting policies, please refer to the Funds’ most recent semi-annual or annual shareholder report.

Consolidation of Subsidiaries

The consolidated schedules of investments include the accounts of a wholly-owned and controlled Cayman Islands subsidiary (each, a “Subsidiary” and collectively, the “Subsidiaries”). Significant inter-company accounts and transactions have been eliminated in consolidation for the Funds.

Each Fund may invest up to 25% of its total assets in its respective Subsidiary, which is intended to provide the Fund with exposure to certain investments consistent with the Fund’s investment objective and policies while enabling the Fund to satisfy source-of-income requirements that apply to regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Trust (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Fund Valuation Procedures”).

Pursuant to Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the valuation designee to perform fair valuation determinations for the Funds with respect to all Fund investments and/or other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures” and collectively with the Fund Valuation Procedures, the “Valuation Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and/or other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by independent third-party pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the independent third-party pricing services.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

If the independent third-party pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

Equity securities listed or traded on a recognized U.S. securities exchange or the Nasdaq Stock Market (“NASDAQ”) will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Open-end investment companies are valued at their net asset value as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are generally valued at the last quoted sale price.

U.S. Government securities are valued by independent third-party pricing services, using the last traded fill price, or at the reported bid price at the close of business on the valuation date.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent third-party pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent third-party pricing service.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

Futures contracts are valued on the basis of the last sale price as of 4:00 p.m. on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation of the underlying securities would provide a more accurate valuation of the futures contract.

Swap agreements entered into by a Fund are generally valued using an evaluated price provided by an independent third-party pricing service.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategies, the Funds may utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Consolidated Schedule of Investments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used for investment purposes (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to seek to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

Speculation: the use of an instrument to express macro-economic and other investment views.

If a Fund’s investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if the Fund had not been leveraged.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Funds’ Consolidated Schedules of Investments.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Custom basket swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as a custom basket of securities) for a fixed or variable interest rate. Custom basket swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing custom basket swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

In conjunction with short sales and the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Trust monitors the counterparty credit risk associated with each such financial institution.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 4 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The joint account includes other funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At March 31, 2025, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
J.P. Morgan Securities LLC			U.S. Treasury Inflation Indexed Bond
4.36%			0.13%
Due 04/01/25	$146,364,540	$146,382,266	Due 10/15/26	$150,487,149	$149,291,832

BofA Securities, Inc.			U.S. Treasury Strip
4.35%			0.00%
Due 04/01/25	112,172,013	112,185,567	Due 08/15/38 - 11/15/40	212,566,482	114,415,455

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Note 5 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Securities lending income is net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund – Class X. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering their securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand, including if a Fund determines it would like to vote a security on loan. The Adviser will vote such securities where the benefit of voting outweighs the costs to the Fund or administrative inconvenience of retrieving securities then on loan. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

At March 31, 2025, the following Fund participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

Fund	Value of Securities Loaned	Collateral Received
Multi-Hedge Strategies Fund	$36,044	$37,476

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

Note 6 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code, applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ consolidated financial statements. The Funds’ U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

Each Fund intends to invest up to 25% of its assets in its respective Subsidiary, which is expected to provide the Fund with exposure to the commodities markets within the limitations of the U.S. federal income tax requirements under Subchapter M of the Internal Revenue Code. Each Fund has received a private letter ruling from the IRS that concludes that the income each Fund receives from its Subsidiary will constitute qualifying income for purposes of Subchapter M of the Internal Revenue Code. Each Subsidiary is classified as a corporation for U.S. federal income tax purposes. Foreign corporations, such as the Subsidiaries, will generally not be subject to U.S. federal income taxation unless they are deemed to be engaged in a U.S. trade or business. If, during a taxable year, a Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the respective Fund as a deductible amount for U.S. federal income tax purposes and cannot be carried forward to reduce future income from the Subsidiary in subsequent years.

At March 31, 2025, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Commodities Strategy Fund	$4,663,844	$—	$(232,374)	$(232,374)
Managed Futures Strategy Fund	24,060,246	831,760	(555,053)	276,707
Multi-Hedge Strategies Fund	15,022,020	1,932,235	(953,177)	979,058

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Note 7 – Market Risks

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting (or perceived to affect) individual companies, or issuers or particular industries, or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, deflation, adverse investor confidence or sentiment, general outlook for corporate earnings, changing economic, political (including geopolitical), social or financial market conditions, bank failures, increased instability or general uncertainty, extreme weather, natural/environmental or man-made disasters, or geological events, governmental actions, tariffs, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, terrorism, actual or threatened wars or other armed conflicts (such as the conflict in the Middle East and the ongoing Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Different sectors, industries and security types may react differently to such developments. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Funds in a different country, geographic region, economy, industry or market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the Consolidated Schedule of Investments is categorized by sectors using sector-level classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.